Discontinued Operations and Assets Held for Sale (Details)						3 Months Ended			9 Months Ended				12 Months Ended
	Apr. 04, 2025 USD ($)	Mar. 03, 2025 USD ($)	Feb. 26, 2025 USD ($)	Oct. 25, 2024 USD ($)	Oct. 13, 2024 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 27, 2025 USD ($)	May 21, 2025 USD ($)	Apr. 07, 2025 USD ($)	Apr. 05, 2025 USD ($)	Mar. 26, 2025 USD ($)	Nov. 15, 2024 USD ($)
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from sale of interest upfront payment				$ 189,300,000
(Loss) gain on disposal of discontinued operations									$ 66,795,000	[1]	$ (39,500,000)	[1]	$ 217,504,000
Preferred stock, liquidation preference						$ 120,127,000			120,127,000				114,082,000
Discontinued Operation, Description of Material Contingent Liabilities Remaining					44.2%
(Loss) income from discontinued operations, net of income taxes						(1,866,000)		$ (136,987,000)	70,841,000		(108,270,000)		147,470,000	71,576,000
Notes payable outstanding															$ 354,973,000		$ 42,838,000		$ 28,009,000	$ 139,072,000		$ 22,000,000
Bebe Brands [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from sale of interest, net				46,624,000
Scotch and Soda [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Equity method investment, fair value adjustment													87,810,000
Bebe Stores Inc [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Equity method investment, fair value adjustment													21,386,000
Proceeds from sale of interest, net													46,624,000
Hurley, Justice, And Scotch & Soda [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Equity method investment, fair value adjustment													(87,810,000)
W-2 Wealth Management Business [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Gain on sale and deconsolidation of businesses	$ 5,372,000
Great American Group [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from divestiture of businesses													167,064,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Gain on sale and deconsolidation of businesses											(163,000)
Interest expense								9,531,000			27,883,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | W-2 Wealth Management Business [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration	$ 26,037,000
Number of financial advisors	36
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | W-2 Wealth Management Business [Member] | Subsequent Event [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration	$ 26,037,000
Number of financial advisors	36
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration		$ 102,478,000
Proceeds from divestiture of businesses		68,638,000
Interest expense			$ 22,610,000
Gain on disposition of business									52,430,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member] | Subsequent Event [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration		102,478,000
Proceeds from divestiture of businesses		$ 68,638,000
Interest expense			$ 22,610,000
Gain on disposition of business							$ 52,705,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Brands Transaction [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Gain on sale and deconsolidation of businesses
Interest expense								690,000			2,102,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Great American Group [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Gain on sale and deconsolidation of businesses
Interest expense								8,841,000			25,781,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | GlassRatner & Farber [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Gain on sale and deconsolidation of businesses									66,795,000		(163,000)
Interest expense						1,866,000			1,866,000
Discontinued Operations, Disposed of by Sale [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Interest expense													32,363,000	30,773,000
(Loss) gain on disposal of discontinued operations													217,504,000
Discontinued Operations, Disposed of by Sale [Member] | Brands Transaction [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Interest expense													2,274,000	680,000
(Loss) gain on disposal of discontinued operations													(40,782,000)
Discontinued Operations, Disposed of by Sale [Member] | Great American Group [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Interest expense													30,089,000	30,093,000
(Loss) gain on disposal of discontinued operations													258,286,000
Disposal group, including discontinued operation, ownership percentage in disposed asset					52.60%																		52.60%
Discontinued Operations, Disposed of by Sale [Member] | GlassRatner & Farber [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Interest expense
(Loss) gain on disposal of discontinued operations
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration																		$ 117,800,000
Gain on sale and deconsolidation of businesses									66,795,000
Disposal group, working capital adjustment, duration																		180 days
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Subsequent Event [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Disposal group, including discontinued operation, consideration																		$ 117,800,000
Disposal group, working capital adjustment, duration																		180 days
Class A Preferred Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred stock, liquidation preference, cash coupon, percentage					7.50%
Preferred stock, liquidation preference, payment-in-kind coupon, percentage					7.50%
Common Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred stock, liquidation preference					$ 203,000,000
Preferred units, issued and outstanding, remaining percentage					3.20%
Preferred units, issued and outstanding, purchase price					$ 203,000,000
Class B Preferred Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred units, issued and outstanding, remaining percentage					6.80%
Revolving Credit Facility [Member] | Line of Credit [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Line of credit facility, transition service, duration					1 year
Revolving Credit Facility [Member] | Bebe Credit Agreement [Member] | Line of Credit [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Repayments of debt				22,188,000
Repayments of debt expense				$ 224,000
Asset Based Credit Facility [Member] | Wells Fargo Bank National Association [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Borrowing capacity credit facility																							$ 200,000,000
GA Holdings [Member] | Related Party [Member] | Revolving Credit Facility [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Borrowing capacity credit facility																							25,000,000
Long-term line of credit																							1,698,000
Notes payable outstanding																							15,332,000
GA Holdings [Member] | Related Party [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Borrowing capacity credit facility																$ 25,000,000	$ 40,000,000						25,000,000
Long-term line of credit					$ 1,698,000	$ 25,000,000			25,000,000				1,698,000										$ 1,698,000
Notes payable outstanding					$ 15,332,000
BR Financial [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
(Loss) income from discontinued operations, net of income taxes									$ 258,286,000
BR Financial [Member] | Class B Preferred Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred stock, liquidation preference, payment-in-kind coupon, percentage					2.30%																		2.30%
Preferred stock, liquidation preference					$ 183,000,000																		$ 183,000,000
Preferred units, issued and outstanding, percentage					93.20%																		93.20%
BR Financial [Member] | Related Party [Member] | Common Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred units, issued and outstanding, percentage																							44.20%
BR Financial [Member] | GA Holdings [Member] | Related Party [Member] | Common Units [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred units, issued and outstanding, percentage																							44.20%
Maximum [Member] | Brand Assets [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Rate of equity interests				50.00%
Maximum [Member] | W-2 Wealth Management Business [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Assets under management, carrying amount	$ 4,000,000,000
Assets sold under agreements to repurchase, interest rate	23.60%
Maximum [Member] | W-2 Wealth Management Business [Member] | Subsequent Event [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Assets under management, carrying amount																					$ 4,000,000,000
Assets sold under agreements to repurchase, interest rate																					19.30%
Minimum [Member] | Brand Assets [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Rate of equity interests				10.00%
Previously Reported [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Preferred stock, liquidation preference													120,127,000	$ 114,082,000
Previously Reported [Member] | Bebe Stores Inc [Member]
Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Equity method investment, fair value adjustment													$ (21,386,000)

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.